Acquisitions & Divestitures - Consideration Paid (Details) - HashiCorp, Inc. (HashiCorp) $ in Millions	Feb. 27, 2025 USD ($)
Acquisitions
Cash consideration	$ 7,390
Fair value of stock-based compensation awards attributable to pre-acquisition services	40
Settlement of pre-existing relationships	3
Total consideration	7,433
Cash and cash equivalents	929
Short-term marketable securities	331
Common Stock
Acquisitions
Cash consideration	7,212
Equity Awards
Acquisitions
Cash consideration	$ 178